Distribution Date:	10/18/21	UBS Commercial Mortgage Trust 2017-C6
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	4		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	5		1285 Avenue of the Americas, | New York, NY 10019
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	18
			Don Simon	(203) 660-6100
Historical Detail	19		PO Box 4839, | Greenwich, CT 06831
Delinquency Loan Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	25		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90276UAS0	2.344200%	21,136,000.00	5,547,475.18	5,547,475.18	10,836.99	427,025.81	0.00	5,985,337.98	0.00	0.00%	30.00%
A-2	90276UAT8	3.358500%	63,519,000.00	63,519,000.00	7,247,582.09	177,773.80	937,623.27	0.00	8,362,979.16	56,271,417.91	31.30%	30.00%
A-SB	90276UAU5	3.504200%	32,627,000.00	32,627,000.00	0.00	95,276.28	0.00	0.00	95,276.28	32,627,000.00	31.30%	30.00%
A-3	90276UAV3	3.580600%	40,000,000.00	40,000,000.00	0.00	119,353.33	0.00	0.00	119,353.33	40,000,000.00	31.30%	30.00%
A-4	90276UAW1	3.319800%	148,878,000.00	148,878,000.00	0.00	411,870.99	0.00	0.00	411,870.99	148,878,000.00	31.30%	30.00%
A-5	90276UAX9	3.579500%	165,633,000.00	165,633,000.00	0.00	494,069.44	0.00	0.00	494,069.44	165,633,000.00	31.30%	30.00%
A-BP	90276UAY7	3.885800%	7,500,000.00	7,500,000.00	0.00	24,286.25	0.00	0.00	24,286.25	7,500,000.00	31.30%	30.00%
A-S	90276UBC4	3.932300%	76,174,000.00	76,174,000.00	0.00	249,615.85	0.00	0.00	249,615.85	76,174,000.00	19.69%	18.88%
B	90276UBD2	4.153900%	30,811,000.00	30,811,000.00	0.00	106,654.84	0.00	0.00	106,654.84	30,811,000.00	15.00%	14.38%
C	90276UBE0	4.444987%	26,533,000.00	26,533,000.00	0.00	98,282.36	0.00	0.00	98,282.36	26,533,000.00	10.95%	10.50%
D	90276UAJ0	2.500000%	29,956,000.00	29,956,000.00	0.00	62,408.33	0.00	0.00	62,408.33	29,956,000.00	6.39%	6.13%
E	90276UAL5	3.406200%	13,694,000.00	13,694,000.00	0.00	38,870.42	0.00	0.00	38,870.42	13,694,000.00	4.30%	4.13%
F	90276UAN1	3.406200%	6,847,000.00	6,847,000.00	0.00	19,435.21	0.00	0.00	19,435.21	6,847,000.00	3.26%	3.13%
NR * 90276UBF7		3.406200%	21,397,267.00	21,397,267.00	0.00	35,044.55	0.00	0.00	35,044.55	21,397,267.00	0.00%	0.00%
R	90276UAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			684,705,267.00	669,116,742.18	12,795,057.27	1,943,778.64	1,364,649.08	0.00	16,103,484.99	656,321,684.91

Notional Certificates
X-A	90276UAZ4	1.001318%	471,793,000.00	456,204,475.18	0.00	380,671.61	1,210,339.96	0.00	1,591,011.57	443,409,417.91
X-BP	90276UBA8	0.559187%	7,500,000.00	7,500,000.00	0.00	3,494.92	0.00	0.00	3,494.92	7,500,000.00
X-B	90276UBB6	0.359668%	133,518,000.00	133,518,000.00	0.00	40,018.41	0.00	0.00	40,018.41	133,518,000.00
X-D	90276UAA9	1.944987%	29,956,000.00	29,956,000.00	0.00	48,553.36	0.00	0.00	48,553.36	29,956,000.00
X-E	90276UAC5	1.038787%	13,694,000.00	13,694,000.00	0.00	11,854.29	0.00	0.00	11,854.29	13,694,000.00
X-F	90276UAE1	1.038787%	6,847,000.00	6,847,000.00	0.00	5,927.14	0.00	0.00	5,927.14	6,847,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-NR	90276UAG6	1.038787%	21,397,267.00	21,397,267.00	0.00	18,522.67	0.00	0.00	18,522.67	21,397,267.00
Notional SubTotal			684,705,267.00	669,116,742.18	0.00	509,042.40	1,210,339.96	0.00	1,719,382.36	656,321,684.91

Deal Distribution Total					12,795,057.27	2,452,821.04	2,574,989.04	0.00	17,822,867.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276UAS0	262.46570685	262.46570685	0.51272663	0.00000000	0.00000000	20.20371925	0.00000000	283.18215273	0.00000000
A-2	90276UAT8	1,000.00000000	114.10101056	2.79874998	0.00000000	0.00000000	14.76130402	0.00000000	131.66106456	885.89898944
A-SB	90276UAU5	1,000.00000000	0.00000000	2.92016673	0.00000000	0.00000000	0.00000000	0.00000000	2.92016673	1,000.00000000
A-3	90276UAV3	1,000.00000000	0.00000000	2.98383325	0.00000000	0.00000000	0.00000000	0.00000000	2.98383325	1,000.00000000
A-4	90276UAW1	1,000.00000000	0.00000000	2.76650002	0.00000000	0.00000000	0.00000000	0.00000000	2.76650002	1,000.00000000
A-5	90276UAX9	1,000.00000000	0.00000000	2.98291669	0.00000000	0.00000000	0.00000000	0.00000000	2.98291669	1,000.00000000
A-BP	90276UAY7	1,000.00000000	0.00000000	3.23816667	0.00000000	0.00000000	0.00000000	0.00000000	3.23816667	1,000.00000000
A-S	90276UBC4	1,000.00000000	0.00000000	3.27691666	0.00000000	0.00000000	0.00000000	0.00000000	3.27691666	1,000.00000000
B	90276UBD2	1,000.00000000	0.00000000	3.46158320	0.00000000	0.00000000	0.00000000	0.00000000	3.46158320	1,000.00000000
C	90276UBE0	1,000.00000000	0.00000000	3.70415558	0.00000000	0.00000000	0.00000000	0.00000000	3.70415558	1,000.00000000
D	90276UAJ0	1,000.00000000	0.00000000	2.08333322	0.00000000	0.00000000	0.00000000	0.00000000	2.08333322	1,000.00000000
E	90276UAL5	1,000.00000000	0.00000000	2.83850007	0.00000000	0.00000000	0.00000000	0.00000000	2.83850007	1,000.00000000
F	90276UAN1	1,000.00000000	0.00000000	2.83850007	0.00000000	0.00000000	0.00000000	0.00000000	2.83850007	1,000.00000000
NR	90276UBF7	1,000.00000000	0.00000000	1.63780496	1.20069540	18.34306129	0.00000000	0.00000000	1.63780496	1,000.00000000
R	90276UAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276UAZ4	966.95897391	0.00000000	0.80686150	0.00000000	0.00000000	2.56540466	0.00000000	3.37226616	939.83890797
X-BP	90276UBA8	1,000.00000000	0.00000000	0.46598933	0.00000000	0.00000000	0.00000000	0.00000000	0.46598933	1,000.00000000
X-B	90276UBB6	1,000.00000000	0.00000000	0.29972296	0.00000000	0.00000000	0.00000000	0.00000000	0.29972296	1,000.00000000
X-D	90276UAA9	1,000.00000000	0.00000000	1.62082254	0.00000000	0.00000000	0.00000000	0.00000000	1.62082254	1,000.00000000
X-E	90276UAC5	1,000.00000000	0.00000000	0.86565576	0.00000000	0.00000000	0.00000000	0.00000000	0.86565576	1,000.00000000
X-F	90276UAE1	1,000.00000000	0.00000000	0.86565503	0.00000000	0.00000000	0.00000000	0.00000000	0.86565503	1,000.00000000
X-NR	90276UAG6	1,000.00000000	0.00000000	0.86565588	0.00000000	0.00000000	0.00000000	0.00000000	0.86565588	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	10,836.99	0.00	10,836.99	0.00	0.00	0.00	10,836.99	0.00
A-2	09/01/21 - 09/30/21	30	0.00	177,773.80	0.00	177,773.80	0.00	0.00	0.00	177,773.80	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	95,276.28	0.00	95,276.28	0.00	0.00	0.00	95,276.28	0.00
A-3	09/01/21 - 09/30/21	30	0.00	119,353.33	0.00	119,353.33	0.00	0.00	0.00	119,353.33	0.00
A-4	09/01/21 - 09/30/21	30	0.00	411,870.99	0.00	411,870.99	0.00	0.00	0.00	411,870.99	0.00
A-5	09/01/21 - 09/30/21	30	0.00	494,069.44	0.00	494,069.44	0.00	0.00	0.00	494,069.44	0.00
A-BP	09/01/21 - 09/30/21	30	0.00	24,286.25	0.00	24,286.25	0.00	0.00	0.00	24,286.25	0.00
X-A	09/01/21 - 09/30/21	30	0.00	380,671.61	0.00	380,671.61	0.00	0.00	0.00	380,671.61	0.00
X-BP	09/01/21 - 09/30/21	30	0.00	3,494.92	0.00	3,494.92	0.00	0.00	0.00	3,494.92	0.00
X-B	09/01/21 - 09/30/21	30	0.00	40,018.41	0.00	40,018.41	0.00	0.00	0.00	40,018.41	0.00
X-D	09/01/21 - 09/30/21	30	0.00	48,553.36	0.00	48,553.36	0.00	0.00	0.00	48,553.36	0.00
X-E	09/01/21 - 09/30/21	30	0.00	11,854.29	0.00	11,854.29	0.00	0.00	0.00	11,854.29	0.00
X-F	09/01/21 - 09/30/21	30	0.00	5,927.14	0.00	5,927.14	0.00	0.00	0.00	5,927.14	0.00
X-NR	09/01/21 - 09/30/21	30	0.00	18,522.67	0.00	18,522.67	0.00	0.00	0.00	18,522.67	0.00
A-S	09/01/21 - 09/30/21	30	0.00	249,615.85	0.00	249,615.85	0.00	0.00	0.00	249,615.85	0.00
B	09/01/21 - 09/30/21	30	0.00	106,654.84	0.00	106,654.84	0.00	0.00	0.00	106,654.84	0.00
C	09/01/21 - 09/30/21	30	0.00	98,282.36	0.00	98,282.36	0.00	0.00	0.00	98,282.36	0.00
D	09/01/21 - 09/30/21	30	0.00	62,408.33	0.00	62,408.33	0.00	0.00	0.00	62,408.33	0.00
E	09/01/21 - 09/30/21	30	0.00	38,870.42	0.00	38,870.42	0.00	0.00	0.00	38,870.42	0.00
F	09/01/21 - 09/30/21	30	0.00	19,435.21	0.00	19,435.21	0.00	0.00	0.00	19,435.21	0.00
NR	09/01/21 - 09/30/21	30	365,761.57	60,736.14	0.00	60,736.14	25,691.60	0.00	0.00	35,044.55	392,491.38
Totals			365,761.57	2,478,512.63	0.00	2,478,512.63	25,691.60	0.00	0.00	2,452,821.04	392,491.38

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	17,822,867.35
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,491,002.87	Master Servicing Fee	5,308.36
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,207.91
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	278.80
ARD Interest	0.00	Operating Advisor Fee	1,115.19
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	289.95
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,491,002.87	Total Fees	12,490.21

Principal		Expenses/Reimbursements
Scheduled Principal	468,737.82	Reimbursement for Interest on Advances	2.92
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	12,326,319.45	Special Servicing Fees (Monthly)	25,688.68
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	12,795,057.27	Total Expenses/Reimbursements	25,691.60

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	2,574,989.04	Interest Distribution	2,452,821.04
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	12,795,057.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	2,574,989.04
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	2,574,989.04	Total Payments to Certificateholders and Others	17,822,867.35
Total Funds Collected	17,861,049.18	Total Funds Distributed	17,861,049.16

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	669,116,743.04	669,116,743.04	Beginning Certificate Balance	669,116,742.18
(-) Scheduled Principal Collections	468,737.82	468,737.82	(-) Principal Distributions	12,795,057.27
(-) Unscheduled Principal Collections	12,326,319.45	12,326,319.45	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	656,321,685.77	656,321,685.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	669,130,878.45	669,130,878.45	Ending Certificate Balance	656,321,684.91
Ending Actual Collateral Balance	656,321,685.77	656,321,685.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.86)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.86)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	19,600,000.00	2.99%	73	4.2209	NAP	Defeased	1	19,600,000.00	2.99%	73	4.2209	NAP
	10,000,000 or less	20	112,233,730.12	17.10%	72	4.7758	1.725167	1.40 or less	13	191,918,039.31	29.24%	73	4.7579	1.001134
10,000,001 to 15,000,000		7	90,066,124.42	13.72%	66	4.4840	1.885994	1.41 to 1.50	6	58,513,589.16	8.92%	73	4.7540	1.475367
15,000,001 to 20,000,000		5	85,985,983.15	13.10%	73	4.7035	1.625128	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 25,000,000		4	90,121,853.00	13.73%	48	4.1686	2.074226	1.61 to 1.70	1	16,772,179.68	2.56%	73	4.8197	1.675700
25,000,001 to 35,000,000		5	143,498,264.46	21.86%	73	4.4972	2.299433	1.71 to 1.80	5	79,080,949.36	12.05%	72	5.1037	1.751114
	35,000,001 or greater	3	114,815,730.62	17.49%	51	4.1834	2.101567	1.81 to 1.90	1	3,320,543.93	0.51%	74	4.9830	1.867900
	Totals	45	656,321,685.77	100.00%	65	4.4618	1.977492	1.91 to 2.00	2	22,461,384.33	3.42%	73	4.5222	1.947036
								2.01 to 2.25	3	42,130,000.00	6.42%	72	4.6426	2.120993
								2.26 to 2.50	4	83,805,000.00	12.77%	45	3.8013	2.409692
								2.51 or greater	9	138,720,000.00	21.14%	52	3.8755	3.425087
								Totals	45	656,321,685.77	100.00%	65	4.4618	1.977492
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	19,600,000.00	2.99%	73	4.2209	NAP	Utah	1	1,084,084.15	0.17%	72	4.3790	2.840200
Alabama	2	2,831,911.25	0.43%	72	4.4109	1.985883	Washington	3	21,538,483.33	3.28%	73	4.5520	2.402133
Arizona	3	6,297,727.71	0.96%	72	4.1072	2.029313	Totals	123	656,321,685.77	100.00%	65	4.4618	1.977492
California	13	112,888,036.13	17.20%	60	4.2096	1.827371
									Property Type³
Colorado	2	4,559,497.24	0.69%	73	4.8189	2.132103
Delaware	1	3,300,773.92	0.50%	73	5.2180	0.066000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	4	9,618,623.96	1.47%	72	4.7202	1.809824		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	7	19,584,890.62	2.98%	73	4.6796	1.865787	Defeased	8	19,600,000.00	2.99%	73	4.2209	NAP
Illinois	4	43,571,630.53	6.64%	74	4.7564	3.070216	Industrial	3	30,750,932.28	4.69%	29	4.0631	2.319588
Indiana	7	34,411,262.92	5.24%	73	4.9296	1.013241	Lodging	13	53,942,209.32	8.22%	73	5.1757	0.340932
Kansas	3	4,626,516.92	0.70%	72	4.4128	1.935769	Mixed Use	3	62,272,179.68	9.49%	74	4.4741	2.016402
Louisiana	2	4,153,549.31	0.63%	71	4.5525	1.934793	Multi-Family	16	65,199,999.60	9.93%	35	3.5133	2.307874
Maryland	4	46,859,422.58	7.14%	73	4.5320	1.611060	Office	39	227,899,786.96	34.72%	66	4.4403	2.213569
Michigan	3	9,599,980.03	1.46%	73	5.0700	0.248900	Retail	39	171,326,657.35	26.10%	72	4.6975	1.849160
Minnesota	3	2,435,669.57	0.37%	72	4.3790	2.840200	Self Storage	2	15,329,921.15	2.34%	74	4.6234	1.457849
Nevada	1	30,000,000.00	4.57%	74	4.2500	2.585700	Totals	123	656,321,685.77	100.00%	65	4.4618	1.977492
New York	15	54,999,999.60	8.38%	28	3.2778	2.580191
North Carolina	5	15,000,935.15	2.29%	68	4.9195	1.699823
Ohio	5	72,439,477.36	11.04%	73	5.0018	1.635028
Oklahoma	2	4,028,063.17	0.61%	71	4.5464	1.926953
Oregon	1	10,200,000.00	1.55%	73	4.7830	0.839500
Pennsylvania	2	40,000,000.00	6.09%	73	4.7145	1.969530
South Carolina	1	823,622.37	0.13%	72	4.3790	2.840200
Tennessee	1	3,110,355.21	0.47%	69	4.7140	2.141900
Texas	20	68,757,173.32	10.48%	53	4.3789	1.862061

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	19,600,000.00	2.99%	73	4.2209	NAP	Defeased	1	19,600,000.00	2.99%	73	4.2209	NAP
	4.0000% or less	5	116,250,000.00	17.71%	39	3.3368	2.961230	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	10	120,544,518.87	18.37%	62	4.3357	2.129895	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	20	299,774,466.30	45.67%	73	4.7071	1.854781	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	8	93,900,475.47	14.31%	72	5.1990	0.996275	37 months to 48 months	41	603,507,315.55	91.95%	64	4.4505	2.002007
	5.5001% or greater	1	6,252,225.13	0.95%	74	5.7300	1.736700	49 months or greater	3	33,214,370.22	5.06%	69	4.8095	1.601387
	Totals	45	656,321,685.77	100.00%	65	4.4618	1.977492	Totals	45	656,321,685.77	100.00%	65	4.4618	1.977492
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	19,600,000.00	2.99%	73	4.2209	NAP	Defeased	1	19,600,000.00	2.99%	73	4.2209	NAP
	109 months or less	44	636,721,685.77	97.01%	64	4.4692	1.981109	Interest Only	18	278,030,000.00	42.36%	54	4.0150	2.734335
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	5	23,997,364.73	3.66%	73	5.2028	1.353568
	Totals	45	656,321,685.77	100.00%	65	4.4618	1.977492	300 months to 350 months	21	334,694,321.04	51.00%	73	4.7939	1.400399
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	656,321,685.77	100.00%	65	4.4618	1.977492
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	19,600,000.00	2.99%	73	4.2209	NAP				None
Underwriter's Information		7	43,413,511.84	6.61%	60	4.0616	3.071803
	12 months or less	33	534,307,400.01	81.41%	64	4.5021	1.912412
	13 months to 24 months	4	59,000,773.92	8.99%	74	4.4709	1.800677
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	656,321,685.77	100.00%	65	4.4618	1.977492
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	308960004	OF	Burbank	CA	Actual/360	3.541%	73,770.83	0.00	0.00	N/A	10/06/24	--	25,000,000.00	25,000,000.00	10/06/21
1A	308960005				Actual/360	3.541%	44,262.50	0.00	0.00	N/A	10/06/24	--	15,000,000.00	15,000,000.00	10/06/21
2	309301002	MF	New York	NY	Actual/360	2.740%	91,333.33	0.00	0.00	N/A	10/06/22	--	40,000,000.00	40,000,000.00	10/06/21
3	28401154	OF	Various	Various	Actual/360	4.610%	143,908.03	61,388.84	0.00	N/A	10/06/27	--	37,459,791.27	37,398,402.43	10/06/21
4	300571775	OF	Cleveland	OH	Actual/360	5.300%	165,485.48	51,083.33	0.00	N/A	11/06/27	--	37,468,411.52	37,417,328.19	10/06/21
5	309101101	Various Various		Various	Actual/360	3.770%	94,250.00	0.00	0.00	N/A	10/01/27	--	30,000,000.00	30,000,000.00	10/01/21
5A	309101112				Actual/360	3.770%	19,635.42	0.00	0.00	N/A	10/01/27	--	6,250,000.00	6,250,000.00	10/01/21
6	309301006	OF	Chicago	IL	Actual/360	4.704%	117,600.00	0.00	0.00	N/A	12/05/27	--	30,000,000.00	30,000,000.00	10/05/21
7	309301007	MU	Las Vegas	NV	Actual/360	4.250%	106,250.00	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	10/06/21
8	300571763	Various Various		CA	Actual/360	4.790%	108,643.87	43,333.84	0.00	N/A	10/06/27	--	27,217,670.99	27,174,337.15	10/06/21
9	309301009	LO	Various	Various	Actual/360	5.070%	111,387.20	39,906.56	0.00	N/A	11/01/27	--	26,363,833.87	26,323,927.31	10/01/21
10	309301010	IN	Denton	TX	Actual/360	4.140%	77,814.75	0.00	0.00	N/A	11/01/22	--	22,555,000.00	22,555,000.00	10/01/21
11	300571774	RT	Altoona	PA	Actual/360	4.620%	84,700.00	0.00	0.00	N/A	11/06/27	--	22,000,000.00	22,000,000.00	10/06/21
12	309301012	OF	Linthicum	MD	Actual/360	4.480%	76,910.97	34,298.51	0.00	N/A	11/06/27	--	20,601,151.51	20,566,853.00	10/06/21
13	304101911	OF	Lanham	MD	Actual/360	4.450%	73,201.28	27,542.47	0.00	N/A	11/06/27	--	19,739,670.68	19,712,128.21	10/06/21
14	309301014	RT	Puyallup	WA	Actual/360	4.620%	38,500.00	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	10/06/21
14A	309301114				Actual/360	4.620%	38,500.00	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	10/06/21
15	309301015	SS	Various	OH	Actual/360	4.221%	68,941.37	0.00	0.00	N/A	11/06/27	08/06/27	19,600,000.00	19,600,000.00	10/06/21
16	300571764	RT	Easton	PA	Actual/360	4.830%	72,450.00	0.00	0.00	N/A	10/06/27	--	18,000,000.00	18,000,000.00	10/06/21
17	407004758	RT	Aurora	OH	Actual/360	4.916%	65,654.86	24,734.08	0.00	N/A	12/06/27	--	16,026,409.34	16,001,675.26	10/06/21
18	309301018	MU	Indianapolis	IN	Actual/360	4.820%	67,452.20	21,943.45	0.00	N/A	11/06/27	--	16,794,123.13	16,772,179.68	10/06/21
19	407004759	MU	Los Angeles	CA	Actual/360	4.534%	58,564.17	0.00	0.00	N/A	12/06/27	--	15,500,000.00	15,500,000.00	09/06/20
20	407004749	MF	New York	NY	Actual/360	4.712%	58,900.00	0.00	0.00	N/A	09/06/27	--	15,000,000.00	15,000,000.00	10/06/21
21	28201155	RT	Canton	OH	Actual/360	4.681%	56,881.43	20,743.03	0.00	N/A	11/06/27	--	14,581,867.45	14,561,124.42	10/06/21
22	309301022	RT	Murrieta	CA	Actual/360	4.577%	57,212.50	0.00	0.00	N/A	11/01/27	--	15,000,000.00	15,000,000.00	10/01/21
23	309301023	RT	Various	Various	Actual/360	4.419%	34,406.45	15,783.09	0.00	N/A	10/06/27	--	9,342,808.91	9,327,025.82	10/06/21
23A	309301123				Actual/360	4.419%	17,203.22	7,891.57	0.00	N/A	10/06/27	--	4,671,403.41	4,663,511.84	10/06/21
24	309140003	RT	Various	Various	Actual/360	4.379%	22,697.82	0.00	0.00	N/A	10/06/27	--	6,220,000.00	6,220,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24A	309140004				Actual/360	4.379%	9,122.92	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	10/06/21
24B	309140005				Actual/360	4.379%	9,122.92	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	10/06/21
24C	309140006				Actual/360	4.379%	9,122.92	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	10/06/21
25	309301025	MF	Arlington	TX	Actual/360	4.750%	48,854.34	12,342,149.38	0.00	N/A	11/06/27	--	12,342,149.38	0.00	10/06/21
26	333100056	MF	Portland	OR	Actual/360	4.783%	40,655.50	0.00	0.00	N/A	11/05/27	--	10,200,000.00	10,200,000.00	10/05/21
27	28001179	SS	Federal Way	WA	Actual/360	4.590%	38,919.38	0.00	0.00	N/A	12/06/27	--	10,175,000.00	10,175,000.00	10/06/21
28	407004720	RT	Various	Various	Actual/360	4.714%	39,794.02	0.00	0.00	N/A	07/06/27	--	10,130,000.00	10,130,000.00	09/06/21
29	309301029	RT	Various	NC	Actual/360	5.110%	34,480.49	12,809.61	0.00	N/A	02/01/27	--	8,097,179.83	8,084,370.22	10/01/21
30	300571767	LO	Lansing	IL	Actual/360	5.300%	34,654.11	11,436.18	0.00	N/A	11/06/27	--	7,846,213.32	7,834,777.14	10/06/21
31	300571769	LO	Dallas	TX	Actual/360	4.800%	27,284.98	15,403.29	0.00	N/A	11/06/27	--	6,821,244.20	6,805,840.91	10/06/21
32	309301032	OF	Baltimore	MD	Actual/360	4.940%	27,131.43	10,189.82	0.00	N/A	11/06/27	--	6,590,631.19	6,580,441.37	10/06/21
33	333100058	LO	Kingsland	GA	Actual/360	5.730%	29,913.92	12,469.22	0.00	N/A	12/05/27	--	6,264,694.35	6,252,225.13	10/05/21
34	309301034	SS	Paso Robles	CA	Actual/360	4.689%	20,176.20	8,313.19	0.00	N/A	11/06/27	--	5,163,234.34	5,154,921.15	10/06/21
35	300571771	OF	Pensacola	FL	Actual/360	5.040%	20,058.52	10,461.47	0.00	N/A	11/06/27	--	4,775,839.12	4,765,377.65	10/06/21
36	28001170	LO	Raleigh	NC	Actual/360	5.398%	15,437.58	7,180.43	0.00	N/A	11/06/27	--	3,431,845.35	3,424,664.92	10/06/21
37	28001180	RT	Commerce City	CO	Actual/360	4.983%	13,809.64	5,076.72	0.00	N/A	12/06/27	--	3,325,620.65	3,320,543.93	10/06/21
38	28001164	LO	Wilmington	DE	Actual/360	5.218%	14,374.10	4,883.72	0.00	N/A	11/06/27	--	3,305,657.64	3,300,773.92	10/06/21
39	300571770	OF	El Paso	TX	Actual/360	5.040%	11,572.22	6,035.47	0.00	N/A	11/06/27	--	2,755,291.59	2,749,256.12	10/06/21
Totals							2,491,002.87	12,795,057.27	0.00				669,116,743.04	656,321,685.77
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1	62,660,595.35	31,339,027.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,473,220.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	20,993,989.53	8,828,954.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,445,284.67	2,577,003.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	37,335,466.62	18,943,151.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,782,198.00	2,386,067.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	14,266,715.00	9,153,910.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,741,803.00	1,395,985.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,712,871.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,413,694.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,226,944.51	4,063,497.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,275,831.81	1,316,902.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,268,312.00	3,421,689.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,805,970.00	2,107,449.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,701,580.88	812,018.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,362,468.25	965,134.68	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,029,583.24	951,033.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,619,291.00	727,281.90	01/01/20	09/30/20	09/13/21	0.00	0.00	58,107.18	767,268.39	158,194.85	0.00
20	4,164,906.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	5,331,233.72	2,380,868.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,156,451.00	958,242.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	4,174,500.00	2,331,444.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	25,592,603.00	6,415,663.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,237,273.00	703,612.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	495,112.00	320,380.47	01/01/20	09/30/20	10/13/21	2,550,000.00	62,305.84	0.00	0.00	17,046.18	0.00
27	676,282.95	344,767.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,077,900.86	0.00	--	--	--	0.00	0.00	39,604.09	39,604.09	0.00	0.00
29	1,068,280.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	(747,067.50)	(521,406.26)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	422,318.19	514,211.31	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	1,851.76	0.00
32	672,197.00	384,605.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	537,408.77	982,471.70	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	589,274.30	257,572.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	690,191.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	206,851.66	285,937.11	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	352,961.47	220,844.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	3,014,415.00	129,335.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
39	500,839.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	256,329,751.86	104,697,654.91				2,550,000.00	62,305.84	97,711.27	806,872.48	177,092.79	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
25	309301025	12,326,319.45	Payoff w/ yield maintenance	0.00	2,574,989.04
Totals		12,326,319.45		0.00	2,574,989.04
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	15,500,000.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	1	12,326,319.45	4.461800%	4.422415%	65
09/17/21	0	0.00	0	0.00	2	25,700,000.00	0	0.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	4.467387%	4.427551%	66
08/17/21	0	0.00	0	0.00	3	29,010,042.52	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.467635%	4.427803%	67
07/16/21	1	10,130,000.00	0	0.00	3	29,014,407.79	1	15,500,000.00	0	0.00	1	3,314,407.79	0	0.00	0	0.00	4.467882%	4.428054%	68
06/17/21	0	0.00	0	0.00	3	29,019,232.48	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.468152%	4.432106%	69
05/17/21	0	0.00	1	3,323,556.64	2	25,700,000.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.468396%	4.432352%	70
04/16/21	3	10,937,798.04	0	0.00	2	25,700,000.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.468656%	4.432615%	71
03/17/21	1	40,000,000.00	0	0.00	2	25,700,000.00	1	15,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.468891%	4.432853%	72
02/18/21	0	0.00	0	0.00	2	25,700,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.469198%	4.436956%	73
01/15/21	0	0.00	3	17,857,556.03	2	18,842,573.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.469430%	4.437188%	74
12/17/20	3	17,872,385.56	0	0.00	2	18,846,792.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.469661%	4.437419%	75
11/18/20	2	7,688,222.70	1	15,500,000.00	1	3,351,477.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.469915%	4.437673%	76
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	407004759 09/06/20		12	6	58,107.18	767,268.39	267,680.90	15,500,000.00	06/19/20	7			08/11/21
28	407004720 09/06/21		0	B	39,604.09	39,604.09	0.00	10,130,000.00	06/21/21	13
Totals					97,711.27	806,872.48	267,680.90	25,630,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		40,000,000	40,000,000	0		0
13 - 24 Months		22,555,000	22,555,000	0		0
25 - 36 Months		40,000,000	40,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		553,766,686	538,266,686	0		15,500,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	656,321,686	640,821,686	0	0	0	15,500,000
Sep-21	669,116,743	643,416,743	0	0	10,200,000	15,500,000
Aug-21	669,543,068	640,533,026	0	0	13,510,043	15,500,000
Jul-21	669,967,618	630,823,210	10,130,000	0	13,514,408	15,500,000
Jun-21	670,431,036	641,411,803	0	0	13,519,232	15,500,000
May-21	670,851,887	641,828,330	0	3,323,557	10,200,000	15,500,000
Apr-21	671,296,200	634,658,402	10,937,798	0	10,200,000	15,500,000
Mar-21	671,699,537	605,999,537	40,000,000	0	10,200,000	15,500,000
Feb-21	672,218,935	646,518,935	0	0	25,700,000	0
Jan-21	672,618,424	635,918,295	0	17,857,556	18,842,573	0
Dec-20	673,016,249	636,297,071	17,872,386	0	18,846,793	0
Nov-20	673,451,829	646,912,129	7,688,223	15,500,000	3,351,477	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	407004759	15,500,000.00	15,500,000.00	20,900,000.00	08/10/21	685,765.40	1.28320	09/30/20	12/06/27	313
26	333100056	10,200,000.00	10,200,000.00	15,400,000.00	03/24/21	312,880.47	0.83950	09/30/20	11/05/27	I/O
28	407004720	10,130,000.00	10,130,000.00	16,610,000.00	10/30/16	1,039,897.86	2.14190	12/31/20	07/06/27	I/O
35	300571771	4,765,377.65	4,765,377.65	8,100,000.00	09/28/17	550,748.00	1.50370	12/31/20	11/06/27	252
38	28001164	3,300,773.92	3,300,773.92	28,900,000.00	11/10/20	59,933.00	0.06600	06/30/20	11/06/27	312
39	300571770	2,749,256.12	2,749,256.12	4,570,000.00	09/28/17	420,392.00	1.98960	12/31/20	11/06/27	252
Totals		46,645,407.69	46,645,407.69	94,480,000.00		3,069,616.73

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	407004759	MU	CA	06/19/20	7
	Loan was transferred for Imminent Default at Borrower's request as a result of the COVID-19 pandemic. A receiver is currently in place. Foreclosure occurred 8/11/21.

26	333100056	MF	OR	02/16/21	2

Loan transferred for monetary default as a result of the Covid-19 pandemic. Borrower is not cooperating with Lender requests and has failed to meet cash management requirements under the Loan Documents. Special Servicer is seeking to

	put receiver in pla ce and pursuing foreclosure.

28	407004720	RT	Various	06/21/21	13

Loan recently transferred for non monetary default as borrower has been unwilling to comply with cash management. PNL signed and reviewing Borrower's request. Special and Borrower continue to discuss a resolution related to the

	implementation of CM.

35	300571771	OF	FL	05/08/20	13

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. Discussions with Borrower are ongoing and Special Servicer is evaluating the appropriate next steps. Borrower is in negotiations with a

	potential ne w tenant.

38	28001164	LO	DE	08/17/20	1

09/13/2021: Loan transferred to Special Servicing 7-21-2020 due to COVID-19. Related Loans: A1 - 030313404 & A2 - 030313405. Cash management is in place and all revenue is being swept. Negotiations have resulted in agreement on

	modification terms.	Modification closed effective 6/7/2021. Monitoring pending return to Master.

39	300571770	OF	TX	05/08/20	13

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. Discussions with Borrower are ongoing and Special Servicer is evaluating the appropriate next steps. Borrower is currently in

	negotiations with pot ential new tenant.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
31	300571769	7,038,801.57	4.80000%	7,038,801.57 4.80000%		10	07/15/20	07/06/20	08/11/20
38	28001164	3,381,791.64	5.21800%	3,381,791.64 5.21800%		8	06/07/21	05/06/20	--
Totals		10,420,593.21		10,420,593.21
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.92	0.00	0.00	0.00
28	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	688.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,688.68	0.00	0.00	0.00	0.00	0.00	2.92	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		25,691.60

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28